Revenue by Categories	12 Months Ended
Dec. 31, 2023
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES
12.	REVENUE BY CATEGORIES

Revenue by products or services

The Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; 4) leasing of mining equipment; 5) sourcing services for mining machine; and 6) providing hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	As of December 31,
	2023	2022	2021
	US$	US$	US$

Cloud mining solutions	178,044,160	99,391,592	75,855,841
Self-mining revenue	100,197,667	60,290,623	-
Sale of mining equipment	-	10,400,000	18,176,401
Leasing of mining equipment	-	1,335,706	7,290,904
Sourcing commission for mining equipment	-	18,791,519	780,342
Hosting services and others	5,864,185	7,989,334	940,097
	284,106,012	198,198,774	103,043,585

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	2023		2022		2021
	Amount	%	Amount	%	Amount	%
	US$		US$		US$

North America	99,042,513	54%	98,002,901	71%	23,519,663	23%
Europe	47,372,340	26%	28,601,831	21%	14,290,257	14%
Asia	31,113,076	17%	10,319,535	7%	64,551,219	62%
Others	6,380,416	3%	983,884	1%	682,446	1%
Total revenue (i)	183,908,345	100%	137,908,151	100%	103,043,585	100%

The basis for attributing revenues by continent is based on the customers’ Know Your Customer (“KYC”) information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(i)	Total revenue excludes self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of US$ is presented separately as following:

	As of December 31,
	2023	2022	2021
	US$	US$	US$

Revenue recognized in digital assets payment	284,106,012	179,407,776	91,183,384
Revenue recognized in US dollars payment	-	18,790,998	11,860,201
	284,106,012	198,198,774	103,043,585